UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  November 30, 2018

Item 1. Reports to Stockholders.

Reinhart Mid Cap PMV Fund

Investor Class Shares – RPMMX
Advisor Class Shares – RPMVX
Institutional Class Shares – RPMNX

Reinhart Genesis PMV Fund

Investor Class Shares – RPMAX
Advisor Class Shares – RPMFX

Semi-Annual Report

www.ReinhartFunds.com	November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.reinhartfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-855-774-3863 or by sending an e-mail request to info@reinhart-partnersinc.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-855-774-3863 or send an email request to info@reinhart-partnersinc.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

Reinhart Mid Cap PMV Fund (Unaudited)

December 27, 2018

Fellow Shareholders,

Last year at this time we wrote about the lack of U.S. equity volatility and the historic number of new market highs in a single year. Fast forward to 2018 and market volatility has returned with a vengeance. Now investors are worried about Fed policy, a slowdown in China, trade wars, and rising labor cost pressures. While last year we highlighted overly-optimistic market sentiment, this winter investors have become increasingly nervous. Although this swing towards equilibrium might be overdue, in our opinion the growing level of pessimism seems overdone. As a result, our team is busy working to identify opportunities where market volatility has overwhelmed company fundamentals.

During the six-month period ended November 30, 2018, the Reinhart Mid Cap PMV Fund – Advisor Class (the “Fund”) declined -2.62%. This performance trailed the -1.06% return of the Russell Midcap Value Index during that timeframe. We are disappointed to lag the benchmark in such a volatile environment given the Fund’s overall conservative philosophy. On the bright side, our investment team is busy researching many companies whose stocks are finally moving into a valuation range we consider attractive. Recent market negativity is creating opportunities for the Fund, and we believe our private market discipline is allowing us to position the portfolio for the long-term.

Fund performance benefitted during this period from strong stock selection within Industrials and Health Care. However, performance was weak within Technology and Energy. The Fund’s underweight within Real Estate and Utilities also hindered relative returns, as these rate-sensitive sectors held up well in the market selloff as long term interest rates started to decline.

Another phenomenon we witnessed late in 2018 has been increased tax loss selling. Although many investors often employ this technique to minimize capital gains as year-end approaches, this year the number of such requests have been significantly greater than previous periods. The combination of a long bull market that generated sizeable realized gains during 2018 - coupled with a sudden year end market decline - may have been the formula to drive selling behavior to such high levels. Whatever the cause may have been, many of our out-of-favor stocks grew even cheaper during the fourth quarter and valuations didn’t seem to act as the floor we’ve experienced in the past. We are hopeful this pattern may reverse early in 2019, as tax-driven selling pressures ease and managers rebalance their portfolios.

Looking forward, our team will continue to emphasize the private market value discipline and focus on companies with strong business models. While value investing has been out of favor over the past several years, we believe that investing style performance moves in cycles and expect a reversion to the mean in future periods. At the time of this writing, over 75% of the Fund’s portfolio holdings now trade at greater than 30% discounts to our estimate of private market value. Based on this bottom-up analysis of each stock, we believe the risk-reward relationship is growing more favorable for the Fund overall.

Although we wish shareholder returns were stronger in 2018, we appreciate your patience and ongoing investment in Reinhart’s Mid Cap PMV Fund.

Sincerely,

Brent Jesko, MBA
Senior Portfolio Manager, Reinhart Partners Inc.

Reinhart Mid Cap PMV Fund (Unaudited)

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

•	Russell Midcap Value Index: an unmanaged equity index which measures the performance of mid-sized U.S. companies classified by Russell as ‘value’. An investment cannot be made directly in an index.

•	Private Market Value: the estimated price per share of a stock that a corporate buyer or private equity firm would be willing to pay to buyout and control the entire company.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Mid Cap PMV Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of November 30, 2018

	1-Year	3-Year	5-Year	Since Inception(1)
Investor Class	2.02%	8.52%	7.06%	10.98%
Advisor Class	2.29%	8.80%	7.33%	11.25%
Institutional Class	2.39%	8.96%	7.48%	11.42%
Russell Midcap Value Index(2)	-0.79%	8.90%	8.39%	13.01%

(1)
Period from Fund inception through November 30, 2018. The Advisor and Investor Class commenced operations on June 1, 2012, and the Institutional Class commenced operations on September 29, 2017. Performance shown for the Institutional Class prior to the inception of the Institutional Class is based on the performance of the Advisor Class, adjusted for the lower expenses applicable to the Institutional Class.

(2)	The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.

Reinhart Mid Cap PMV Fund

Allocation of Portfolio Net Assets(1) (Unaudited)
November 30, 2018
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
November 30, 2018
(% of Net Assets)

White Mountains Insurance Group	3.3%
Masco	3.3%
Ingredion	3.2%
Citizens Financial Group	3.0%
Zayo Group Holdings	2.9%
AMERCO	2.9%
Invesco	2.9%
Michaels	2.8%
Snap-on	2.8%
Interpublic Group of Companies	2.8%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Reinhart Genesis PMV Fund (Unaudited)

December 21, 2018

Fellow Shareholders,

The Reinhart Genesis PMV Fund – Advisor Class (the “Fund”) gained +0.40% for the six-month period ended November 30, 2018, while our primary benchmark, the Russell 2500 Index, declined -3.46%.  The Russell 2000 Index, our secondary benchmark, declined -5.53%.  After a substantial rise off of the February lows, small and mid-capitalization stocks began to decline in late August.  September, October, and November were challenging months for investors as the equity market sell-off accelerated.  As of this writing, the stock market declines have intensified in December.  Given the market turmoil, we are pleased to have delivered the downside protection our long-term clients have come to expect.

The Fund benefitted from three of our portfolio holdings announcing plans to be acquired for premiums to the prior day’s closing price.  Merger and acquisition activity has been robust throughout 2018 and it is reassuring that other long-term focused investors (the acquirers) agree with us on the attractive values for some of our portfolio companies.

The most notable positive contributions to the Fund’s performance over this six-month period came from the Consumer Discretionary, Health Care, Materials and Financials sectors.  Additionally, our lack of holdings in the Energy sector was beneficial, as Energy stocks followed the price of oil lower during this period.  On the flip side, the Consumer Staples, Information Technology and Utilities sectors were negative contributors to performance.  The last of which was due to our lack of holdings within the Utilities sector, which was the strongest performing sector as investors flocked towards perceived safe havens amidst the market tumult.

Depending upon the day and news source, recent stock market volatility has been blamed on slowing international economies, the U.S. trade spat with China, higher interest rates, the end of the Federal Reserve’s quantitative easing program, and recent softness in the U.S. housing market.  Yet none of these factors were new or unknown prior to the initial market declines.  Our team has been cognizant of these risks throughout 2018, which has led to the defensive positioning of the Fund.  Nevertheless, it is fascinating to observe how quickly and dramatically market psychology can turn.

While the above-mentioned factors will likely contribute to a deceleration of U.S. economic growth in 2019, we believe the U.S. economy remains on fairly stable ground.  However, corporate earnings may come under pressure, particularly for companies that generate significant revenue overseas.  The Fund’s holdings have modest levels of international exposure and are somewhat protected from this risk as a result.  We do believe a bigger risk to corporate earnings growth in 2019 will be cost inflation due to the tight labor market, which could pressure profit margins.  However, we believe rising wages are a sign of a healthy economy and therefore would be surprised if the economic weakness in 2019 is severe.

No matter the economic outcome, we believe the U.S. stock market has been long overdue for a reset lower of equity valuations.  While stock market corrections can provoke fears among investors, we realize occasional declines are normal occurrences and serve as a healthy reminder of the inherent risk of investing in stocks.  Our investment process is designed to use stock market volatility to our advantage.  Our team loves a good bargain and has been busy over the past few months identifying attractive investment opportunities now that stocks appear to be “on sale.”

Reinhart Genesis PMV Fund (Unaudited)

While we believe elevated market volatility will continue in the near-term, investors can benefit by avoiding emotional reactions and maintaining a long-term perspective.  Our analysis suggests that stocks, broadly, are becoming attractively valued for the first time in quite a while.  We are acting in accordance with that view and remain confident the investments we make today are priming the Fund for continued success.

Sincerely,

Matthew T. Martinek, CFA
Portfolio Manager, Reinhart Partners Inc.

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Investing in small and medium sized companies involves greater risks than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations, and illiquidity. Investments in securities of foreign issuers involves risk not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks related to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks and market practices, as well as fluctuations in foreign currencies.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

•  Russell 2000 Index: an unmanaged equity index which measures the performance of small-cap companies by Russell.  An investment cannot be made directly in an index.

•  Russell 2500 Index: an unmanaged equity index which measures the performance of smid-cap companies by Russell. An investment cannot be made directly in an index.

•  Private Market Value: the estimated price per share of a stock that a corporate buyer or private equity firm would be willing to pay to buyout and control the entire company.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Genesis PMV Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return as of November 30, 2018

Since Inception(1)
Investor Class	0.10%
Advisor Class	0.40%
Russell 2500 Index(2)	-3.46%
Russell 2000 Index(3)	-5.53%

(1)	Inception date of the Fund was June 1, 2018.
(2)
The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap.  The Russell 2500 Index is a subset of the Russell 3000 Index.  It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.  This index cannot be invested in directly.

(3)
The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization.  This index cannot be invested in directly.

Reinhart Genesis PMV Fund

Allocation of Portfolio Net Assets(1) (Unaudited)
November 30, 2018
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
November 30, 2018
(% of Net Assets)

Aerojet Rocketdyne Holdings	4.2%
White Mountains Insurance Group	3.8%
Alexander & Baldwin – REIT	3.5%
Encompass Health	3.4%
Cision	3.4%
First Citizens BancShares, Class A	3.1%
AMERCO	3.1%
1st Source	3.0%
Bloomin’ Brands	2.8%
Marcus & Millichap	2.8%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Reinhart Funds

Expense Examples (Unaudited)
November 30, 2018

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) on going costs, including management fees; distribution (12b-1) fees; shareholder service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 – November 30, 2018).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Reinhart Mid Cap PMV Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(6/1/2018)	(11/30/2018)	(6/1/2018 to 11/30/2018)
Investor Class Actual(2)	$1,000.00	$ 972.50	$6.43
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.55	$6.58

Advisor Class Actual(2)	$1,000.00	$ 973.80	$5.20
Advisor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.80	$5.32

Institutional Class Actual(2)	$1,000.00	$ 974.50	$4.45
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.56	$4.56

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.30%, 1.05%, 0.90%, for the Investor Class, Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended November 30, 2018 of -2.75%, -2.62% and -2.55% for the Investor Class, Advisor Class and Institutional Class, respectively.

Reinhart Funds

Expense Examples (Unaudited) – Continued
November 30, 2018

Reinhart Genesis PMV Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(6/1/2018)	(11/30/2018)	(6/1/2018 to 11/30/2018)
Investor Class Actual(2)	$1,000.00	$1,001.00	$6.02
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.05	$6.07

Advisor Class Actual(2)	$1,000.00	$1,004.00	$4.77
Advisor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.31	$4.81

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.20%, 0.95%, for the Investor Class and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended November 30, 2018 of 0.10% and 0.40% for the Investor Class and Advisor Class, respectively.

Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited)
November 30, 2018

Description	Shares	Value

COMMON STOCKS – 97.0%

Communication Services – 7.9%
Discovery, Class A*	166,870	$5,126,247
Interpublic Group of Companies	277,010	6,509,735
Zayo Group Holdings*	255,620	6,727,918
		18,363,900
Consumer Discretionary – 12.8%
Aramark	132,380	5,038,383
BorgWarner	147,080	5,821,426
eBay*	201,520	6,015,372
LKQ*	220,430	6,136,771
Michaels*	385,980	6,550,081
		29,562,033
Consumer Staples – 3.2%
Ingredion	71,000	7,416,660

Energy – 7.8%
Apache	135,670	4,766,087
EQT	219,570	4,108,155
Equitrans Midstream*	84,120	1,877,558
National Oilwell Varco	73,260	2,352,379
Newfield Exploration*	289,910	4,913,974
		18,018,153
Financials – 19.1%
BOK Financial	60,541	5,103,607
Citizens Financial Group	192,810	7,010,572
Fifth Third Bancorp	171,810	4,798,653
Invesco	326,800	6,650,380
Loews	81,450	3,914,487
Northern Trust	45,410	4,506,034
Signature Bank	38,000	4,686,540
White Mountains Insurance Group	8,263	7,674,261
		44,344,534
Health Care – 4.1%
Encompass Health	42,840	3,221,996
Universal Health Services, Class B	45,650	6,299,244
		9,521,240
Industrials – 19.3%
Aerojet Rocketdyne Holdings*	152,890	5,383,257
AMERCO	19,245	6,667,430
Arconic	288,500	6,196,980
Carlisle Companies	40,470	4,270,394
KAR Auction Services	52,390	2,993,565

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2018

Description	Shares	Value

COMMON STOCKS – 97.0% (Continued)

Industrials – 19.3% (Continued)
Masco	240,000	$7,605,600
Snap-on	39,295	6,532,401
Stericycle*	104,480	5,022,354
		44,671,981
Information Technology – 5.3%
Cognizant Technology Solutions, Class A	89,270	6,358,702
DXC Technology	92,950	5,859,568
		12,218,270
Materials – 2.4%
Axalta Coating Systems*	221,210	5,536,886

Real Estate – 7.8%
Ryman Hospitality Properties – REIT	37,000	2,742,070
STORE Capital – REIT	109,300	3,274,628
Ventas – REIT	88,540	5,621,405
Weyerhaeuser – REIT	243,520	6,431,363
		18,069,466
Utilities – 7.3%
Entergy	49,760	4,332,106
NiSource	156,720	4,140,542
UGI	78,280	4,497,186
Vistra Energy*	166,800	3,916,464
		16,886,298
TOTAL COMMON STOCKS
(Cost $224,819,527)		224,609,421

SHORT-TERM INVESTMENT – 3.7%
First American Treasury Obligations Fund, Class X, 2.16%^
(Cost $8,707,612)	8,707,612	8,707,612
Total Investments – 100.7%
(Cost $233,527,139)		233,317,033
Other Assets and Liabilities, Net – (0.7)%		(1,731,371)
Total Net Assets – 100.0%		$231,585,662

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of November 30, 2018.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Schedule of Investments (Unaudited)
November 30, 2018

Description	Shares	Value

COMMON STOCKS – 87.7%

Consumer Discretionary – 19.6%
Bloomin’ Brands	17,160	$335,478
Carter’s	2,900	268,250
Dorman Products*	3,270	287,302
Extended Stay America	15,320	278,824
frontdoor*	10,300	239,887
Gentex	10,230	230,380
Gentherm*	2,340	108,646
Michaels*	19,100	324,127
Thor Industries	3,680	249,541
		2,322,435
Consumer Staples – 1.9%
Vector Group	17,502	220,525

Financials – 14.4%
1st Source	7,360	355,930
First Citizens BancShares, Class A	850	365,049
First Hawaiian	10,190	265,144
International Bancshares	6,920	265,659
White Mountains Insurance Group	480	445,800
		1,697,582
Health Care – 6.2%
Encompass Health	5,420	407,638
Premier, Class A*	8,110	321,643
		729,281
Industrials# – 29.8%
Aerojet Rocketdyne Holdings*	14,270	502,447
Air Lease	6,980	271,243
AMERCO	1,043	361,347
Astronics*	9,784	317,589
GMS*	15,280	287,111
GrafTech International	15,500	245,055
Insperity	2,600	260,104
KAR Auction Services	4,750	271,415
Nexeo Solutions*	30,280	294,624
TriNet Group*	5,700	261,687
TrueBlue*	6,430	162,357
UniFirst	900	138,969
Viad	3,060	154,071
		3,528,019

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2018

Description	Shares	Value

COMMON STOCKS – 87.7% (Continued)

Information Technology – 3.4%
Cision*	32,180	$402,894

Materials – 0.9%
GCP Applied Technologies*	4,070	111,111

Real Estate – 11.5%
Alexander & Baldwin* – REIT	20,020	415,015
Life Storage – REIT	1,370	133,767
Marcus & Millichap*	9,060	330,599
Medical Properties Trust – REIT	10,350	178,744
Ryman Hospitality Properties – REIT	4,060	300,887
		1,359,012
TOTAL COMMON STOCKS
(Cost $10,862,699)		10,370,859

SHORT-TERM INVESTMENT – 13.6%
First American Treasury Obligations Fund, Class X, 2.16%^
(Cost $1,605,436)	1,605,436	1,605,436
Total Investments – 101.3%
(Cost $12,468,135)		11,976,295
Other Assets and Liabilities, Net – (1.3)%		(152,065)
Total Net Assets – 100.0%		$11,824,230

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of November 30, 2018.
#	As of November 30, 2018, the Fund had a significant portion of its assets invested in this sector. See Note 9 in the Notes to the Financial Statements.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Reinhart Funds

(This Page Intentionally Left Blank.)

Reinhart Funds

Statements of Assets and Liabilities (Unaudited)
November 30, 2018

	Mid Cap	Genesis
	PMV Fund	PMV Fund
ASSETS:
Investments, at value
(Cost $233,527,139 & $12,468,135, respectively)	$233,317,033	$11,976,295
Dividends & interest receivable	446,032	7,455
Receivable for capital shares sold	390,198	53,415
Receivable from investment adviser	—	12,793
Prepaid expenses	31,860	13,996
Total assets	234,185,123	12,063,954

LIABILITIES:
Due to custodian	2,163,453	—
Payable for investment securities purchased	—	186,530
Payable for capital shares redeemed	162,268	120
Payable to investment adviser	138,497	—
Payable for fund administration & accounting fees	44,197	22,106
Payable for compliance fees	1,644	1,511
Payable for transfer agent fees & expenses	20,263	5,876
Payable for custody fees	3,997	2,042
Payable for trustee fees	524	940
Accrued distribution & shareholder service fees	39,707	3,229
Accrued other fees	24,911	17,370
Total liabilities	2,599,461	239,724

NET ASSETS	$231,585,662	$11,824,230

NET ASSETS CONSIST OF:
Paid-in capital	$212,700,209	$12,065,136
Total distributable earnings (accumulated loss)	18,885,453	(240,906)
Net Assets	$231,585,662	$11,824,230

See Notes to the Financial Statements

Reinhart Funds

Statements of Assets and Liabilities (Unaudited) – Continued
November 30, 2018

	Mid Cap	Genesis
	PMV Fund	PMV Fund
Investor Class
Net Assets	$16,231,929	$8,803,568
Shares issued and outstanding(1)	1,042,025	879,052
Net asset value, redemption price and offering price per share	$15.58	$10.01

Advisor Class
Net Assets	$177,981,269	$3,020,662
Shares issued and outstanding(1)	11,388,904	301,000
Net asset value, redemption price and offering price per share	$15.63	$10.04

Institutional Class
Net Assets	$37,372,464	—
Shares issued and outstanding(1)	2,388,701	—
Net asset value, redemption price and offering price per share	$15.65	—

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Reinhart Funds

Statements of Operations (Unaudited)
For the Six Months Ended November 30, 2018

	Mid Cap	Genesis
	PMV Fund	PMV Fund
INVESTMENT INCOME:
Dividend income	$2,083,416	$55,615
Interest income	124,822	10,003
Total investment income	2,208,238	65,618

EXPENSES:
Investment adviser fees (See Note 4)	1,057,037	46,973
Fund administration & accounting fees (See Note 4)	138,907	43,585
Transfer agent fees & expenses (See Note 4)	66,333	21,419
Federal & state registration fees	29,589	26,963
Custody fees (See Note 4)	12,413	4,262
Audit fees	8,376	8,591
Postage & printing fees	7,023	1,281
Trustee fees (See Note 4)	5,606	5,851
Compliance fees (See Note 4)	5,062	5,066
Legal fees	4,350	4,565
Other fees	3,957	2,013
Distribution & shareholder service fees (See Note 5):
Investor Class	35,244	10,400
Advisor Class	50,552	49
Total expenses before reimbursement/waiver	1,424,449	181,018
Less: reimbursement/waiver from investment adviser (See Note 4)	(198,269)	(123,803)
Net expenses	1,226,180	57,215

NET INVESTMENT INCOME	982,058	8,403

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	6,099,881	242,531
Net change in unrealized depreciation on investments	(13,864,277)	(491,840)
Net realized and unrealized loss on investments	(7,764,396)	(249,309)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,782,338)	$(240,906)

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2018	Year Ended
	(Unaudited)	May 31, 2018
OPERATIONS:
Net investment income	$982,058	$1,106,560
Net realized gain on investments	6,099,881	21,220,461
Net change in unrealized depreciation on investments	(13,864,277)	1,655,676
Net increase (decrease) in net assets resulting from operations	(6,782,338)	23,982,697

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	514,410	1,977,429
Proceeds from reinvestment of distributions	—	1,525,145
Payments for shares redeemed	(1,932,975)	(14,227,267)
Decrease in net assets from Investor Class transactions	(1,418,565)	(10,724,693)
Advisor Class:
Proceeds from shares sold	34,861,068	57,958,309
Proceeds from reinvestment of distributions	—	14,279,659
Payments for shares redeemed	(16,921,881)	(69,690,969)
Increase in net assets from Advisor Class transactions	17,939,187	2,546,999
Institutional Class:
Proceeds from shares sold	2,484,607	39,827,982
Proceeds from reinvestment of distributions	—	11,518
Payments for shares redeemed	(4,210,163)	(1,208,549)
Increase (decrease) in net assets from Institutional Class transactions	(1,725,556)	38,630,951
Net increase in net assets resulting form capital share transactions	14,795,066	30,453,257

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders – Investor Class	—	(1,574,256)
Net distributions to shareholders – Advisor Class	—	(15,134,325)
Net distributions to shareholders – Institutional Class	—	(11,517)
Total distributions to shareholders	—	(16,720,098)*

TOTAL INCREASE IN NET ASSETS	8,012,728	37,715,856

NET ASSETS:
Beginning of period	223,572,934	185,857,078
End of period	$231,585,662	$223,572,934 **

*
Includes net investment income distributions of $42,964, $1,043,946 and $841, and net realized gain distributions of $1,531,292, $14,090,379 and $10,676 for the Investor Class, Advisor Class, and Institutional Class, respectively.

**	Includes accumulated undistributed net investment income of $316,726.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Statement of Changes in Net Assets

For the Period
Inception(1) through
November 30, 2018
(Unaudited)
OPERATIONS:
Net investment income	$8,403
Net realized gain on investments	242,531
Net change in unrealized depreciation on investments	(491,840)
Net decrease in net assets resulting from operations	(240,906)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	9,015,200
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	—
Increase in net assets from Investor Class transactions	9,015,200
Advisor Class:
Proceeds from shares sold	3,193,503
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(143,567)
Increase in net assets from Advisor Class transactions	3,049,936
Net increase in net assets resulting from capital share transactions	12,065,136

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders – Investor Class	—
Net distributions to shareholders – Advisor Class	—
Total distributions to shareholders	—

TOTAL INCREASE IN NET ASSETS	11,824,230

NET ASSETS:
Beginning of period	—
End of period	$11,824,230

(1)	Inception date of the Fund was June 1, 2018.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights
For a Fund share outstanding throughout the period.

	Six Months
	Ended
	November 30,
	2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014

PER SHARE DATA:
Net asset value,
beginning of period	$16.02		$15.49	$14.52	$14.65	$14.33	$12.76

INVESTMENT OPERATIONS:
Net investment income	0.06		0.08	0.05	0.06	0.02	0.06
Net realized and unrealized
gain (loss) on investments	(0.50)		1.82	1.33	0.24	0.92	2.11
Total from
investment operations	(0.44)		1.90	1.38	0.30	0.94	2.17

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.04)	(0.05)	(0.04)	(0.04)	(0.05)
Net realized gains	—		(1.33)	(0.36)	(0.39)	(0.58)	(0.55)
Total distributions	—		(1.37)	(0.41)	(0.43)	(0.62)	(0.60)

Net asset value, end of period	$15.58		$16.02	$15.49	$14.52	$14.65	$14.33

TOTAL RETURN	(2.75	)%(1)	12.56%	9.50%	2.41%	6.72%	17.29%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$16.2		$18.1	$27.8	$23.1	$21.4	$15.0

Ratio of expenses to
average net assets:
Before expense waiver	1.53	%(2)	1.56%	1.51%	1.56%	1.61%	2.01%
After expense waiver	1.30	%(2)	1.32%	1.35%	1.35%	1.35%	1.35%

Ratio of net investment income
(loss) to average net assets:
Before expense waiver	0.35	%(2)	0.08%	0.15%	0.19%	(0.06)%	(0.12)%
After expense waiver	0.58	%(2)	0.32%	0.32%	0.40%	0.20%	0.54%

Portfolio turnover rate	24	%(1)	77%	62%	63%	55%	41%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights
For a Fund share outstanding throughout the period.

	Six Months
	Ended
	November 30,
	2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Advisor Class	(Unaudited)		May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014

PER SHARE DATA:
Net asset value,
beginning of period	$16.05		$15.54	$14.56	$14.69	$14.36	$12.78

INVESTMENT OPERATIONS:
Net investment income	0.06		0.09	0.09	0.09	0.06	0.07
Net realized and unrealized
gain (loss) on investments	(0.48)		1.85	1.33	0.24	0.92	2.14
Total from
investment operations	(0.42)		1.94	1.42	0.33	0.98	2.21

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.10)	(0.08)	(0.07)	(0.07)	(0.08)
Net realized gains	—		(1.33)	(0.36)	(0.39)	(0.58)	(0.55)
Total distributions	—		(1.43)	(0.44)	(0.46)	(0.65)	(0.63)

Net asset value, end of period	$15.63		$16.05	$15.54	$14.56	$14.69	$14.36

TOTAL RETURN	(2.62	)%(1)	12.81%	9.78%	2.64%	7.03%	17.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$178.0		$165.5	$158.1	$109.1	$86.5	$47.3

Ratio of expenses to
average net assets:
Before expense waiver	1.20	%(2)	1.26%	1.26%	1.31%	1.36%	1.76%
After expense waiver	1.05	%(2)	1.07%	1.10%	1.10%	1.10%	1.10%

Ratio of net investment income
to average net assets:
Before expense waiver	0.68	%(2)	0.40%	0.40%	0.44%	0.19%	0.13%
After expense waiver	0.83	%(2)	0.59%	0.57%	0.65%	0.45%	0.79%

Portfolio turnover rate	24	%(1)	77%	62%	63%	55%	41%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights
For a Fund share outstanding throughout the period.

	Six Months Ended		For the Period
	November 30, 2018		Inception(1) through
	(Unaudited)		May 31, 2018
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$16.06		$16.11

INVESTMENT OPERATIONS:
Net investment income	0.08		0.13
Net realized and unrealized gain (loss) on investments	(0.49)		1.26
Total from investment operations	(0.41)		1.39

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.11)
Net realized gains	—		(1.33)
Total distributions	—		(1.44)

Net asset value, end of period	$15.65		$16.06

TOTAL RETURN	(2.55	)%(2)	8.92	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$37.4		$40.0

Ratio of expenses to average net assets:
Before expense waiver	1.14	%(3)	1.19	%(3)
After expense waiver	0.90	%(3)	0.90	%(3)

Ratio of net investment income to average net assets:
Before expense waiver	0.74	%(3)	0.29	%(3)
After expense waiver	0.98	%(3)	0.58	%(3)

Portfolio turnover rate	24	%(2)	77	%(2)

(1)   Inception date of the Fund was September 29, 2017.
(2)   Not annualized.
(3)   Annualized.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Financial Highlights
For a Fund share outstanding throughout the period.

	For the Period
	Inception(1) through
	November 30, 2018
	(Unaudited)
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.01
Net realized and unrealized gain on investments	—
Total from investment operations	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions	—

Net asset value, end of period	$10.01

TOTAL RETURN	0.10	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$8.8

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	3.61	%(3)
After expense reimbursement/waiver	1.20	%(3)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	(2.28	)%(3)
After expense reimbursement/waiver	0.13	%(3)

Portfolio turnover rate	20	%(2)

(1)	Inception date of the Fund was June 1, 2018.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Financial Highlights
For a Fund share outstanding throughout the period.

	For the Period
	Inception(1) through
	November 30, 2018
	(Unaudited)
Advisor Class

PER SHARE DATA:
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.01
Net realized and unrealized gain on investments	0.03
Total from investment operations	0.04

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions	—

Net asset value, end of period	$10.04

TOTAL RETURN	0.40	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$3.0

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	3.90	%(3)
After expense reimbursement/waiver	0.95	%(3)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	(2.57	)%(3)
After expense reimbursement/waiver	0.38	%(3)

Portfolio turnover rate	20	%(2)

(1)	Inception date of the Fund was June 1, 2018.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Reinhart Funds

Notes to the Financial Statements (Unaudited)
November 30, 2018

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap PMV Fund (the “Mid Cap PMV Fund”) and Reinhart Genesis PMV Fund (the “Genesis PMV Fund”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of the Funds is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Mid Cap PMV Fund commenced operations on June 1, 2012 and the Genesis PMV Fund commenced operations on June 1, 2018. The Mid Cap PMV Fund currently offers three classes of shares, the Investor Class, Advisor Class and the Institutional Class. The Mid Cap PMV Fund Institutional Class commenced operations on September 29, 2017.  The Genesis PMV Fund currently offers two classes of shares, the Investor Class and the Advisor Class. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Investor Class and Advisor Class shares are subject to a maximum 0.15% shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended November 30, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended November 30, 2018, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the year ended May 31, 2015.

Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2018

shareholders on redemptions of shares as part of the dividends paid deduction.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Investor Class and Advisor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3. SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2018

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”) that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s securities as of November 30, 2018:

Mid Cap PMV Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$224,609,421	$—	$—	$224,609,421
Short-Term Investment	8,707,612	—	—	8,707,612
Total Investments in Securities	$233,317,033	$—	$—	$233,317,033

Genesis PMV Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$10,370,859	$—	$—	$10,370,859
Short-Term Investment	1,605,436	—	—	1,605,436
Total Investments in Securities	$11,976,295	$—	$—	$11,976,295

Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Reinhart Partners, Inc. (the “Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following rates:

Fund
Mid Cap PMV Fund	0.90%
Genesis PMV Fund	0.95%

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2018

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Advisor Class	Institutional Class
Mid Cap PMV Fund	1.30%	1.05%	0.90%
Genesis PMV Fund	1.20%	0.95%	N/A

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreements are indefinite in term and cannot be terminated through at least September 28, 2027 for the Mid Cap PMV Fund and September 28, 2019 for the Genesis PMV Fund.  Thereafter, the agreements may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser.  Waived Fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	Expiration	Amount
Mid Cap PMV Fund	December 2018 – May 2019	$111,344
	June 2019 – May 2020	$254,251
	June 2020 – May 2021	$399,189
	June 2021 – November 2021	$198,269
Genesis PMV Fund	June 2021 – November 2021	$123,803

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust was an officer of the Administrator until resigning on July 2, 2018. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended November 30, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2018

5. DISTRIBUTION & SHAREHOLDER SERVICE FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended November 30, 2018, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Mid Cap PMV Fund	$22,556
Genesis PMV Fund	$10,249

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay a servicing fee at an annual rate of 0.15% of the average daily net assets of the Investor Class and Advisor Class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended November 30, 2018, the Funds incurred the following expenses pursuant to the Plan:

Fund	Investor Class	Advisor Class
Mid Cap PMV Fund	$12,688	$50,552
Genesis PMV Fund	151	49

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2018

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Mid Cap PMV Fund		Genesis PMV Fund
			For the Period
	Six Months Ended		Inception(1) through
	November 30, 2018	Year Ended	November 30, 2018
	(Unaudited)	May 31, 2018	(Unaudited)
Investor Class:
Shares sold	31,149	124,572	879,052
Shares issued to holders in reinvestment of dividends	—	98,270	—
Shares redeemed	(116,107)	(888,624)	—
Net increase (decrease) in Investor Class shares	(84,958)	(665,782)	879,052

Advisor Class:
Shares sold	2,124,936	3,632,993	315,183
Shares issued to holders in reinvestment of dividends	—	919,489	—
Shares redeemed	(1,046,816)	(4,415,945)	(14,183)
Net increase in Advisor Class shares	1,078,120	136,537	301,000

Institutional Class:
Shares sold	151,524	2,569,354	—
Shares issued to holders in reinvestment of dividends	—	742	—
Shares redeemed	(256,544)	(76,375)	—
Net increase (decrease) in Institutional Class shares	(105,020)	2,493,721	—
Net increase in shares outstanding	888,142	1,964,476	1,180,052

(1)	Inception date of the Fund was June 1, 2018.

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended November 30, 2018, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Mid Cap PMV Fund	$—	$—	$77,134,517	$51,979,625
Genesis PMV Fund	$—	$—	$12,268,621	$1,648,454

8. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at May 31, 2018, the Funds’ most recent fiscal year, were as follows (Genesis PMV Fund did not open until June 1, 2018, therefore, no data is shown):

	Aggregate	Aggregate		Federal
	Gross	Gross	Net	Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Mid Cap PMV Fund	$22,923,153	$(9,382,994)	$13,540,159	$208,722,229

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2018

The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales.

At May 31, 2018, the Funds’ most recent fiscal year end, components of accumulated earnings (deficit) on a tax-basis were as follows (Genesis PMV Fund did not open until June 1, 2018, therefore, no data is shown):

	Undistributed	Undistributed		Total
	Ordinary	Long-Term	Unrealized	Distributable
Fund	Income	Capital Gains	Appreciation	Earnings
Mid Cap PMV Fund	$878,884	$11,248,748	$13,540,159	$25,667,791

As of May 31, 2018, the Mid Cap PMV Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31.  For the taxable year ended May 31, 2018, the Mid Cap PMV Fund did not defer any late year losses.

There were no distributions paid by the Funds for the period ended November 30, 2018.

The tax character of distributions paid during the year ended May 31, 2018, were as follows (Genesis PMV Fund did not open until June 1, 2018, therefore, no data is shown):

	Ordinary	Long-Term
Fund	Income*	Capital Gains	Total
Mid Cap PMV Fund	$6,934,538	$9,785,560	$16,720,098

*  For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

9. SECTOR RISK

As of November 30, 2018, the Genesis PMV Fund had a significant portion of its assets invested in the industrials sector. The industrials sector may be more greatly impacted by adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities.

10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2018, Wells Fargo Clearing Services, LLC, for the benefit of their customers, owned 31.90% of the outstanding shares of the Mid Cap PMV Fund. U.S. Bank FBO, for the benefit of their customers, owned 74.62% of the outstanding shares of the Genesis PMV Fund.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2018

11. SUBSEQUENT EVENT

On December 27, 2018, the Mid Cap PMV Fund paid an ordinary income distribution of $893,622 or $0.08185125 per share to the Advisor Class, $210,090 or $0.08844476 per share to the Institutional Class, and $20,166 or $0.01905228 per share to the Investor Class. The Mid Cap PMV Fund paid a short-term capital gain distribution of $2,308,751 or $0.21147 per share to the Advisor Class, $502,321 or $0.21147 per share to the Institutional Class and $223,829 or $0.21147 per share to the Investor Class. The Mid Cap PMV Fund paid a long-term capital gain distribution of $10,461,492 or $0.95822 per share to the Advisor Class, a $2,276,134 or $0.95822 per share to the Institutional Class and $1,014,220 or $0.95822 per share to the Investor Class.  The Genesis PMV Fund paid an ordinary income distribution of $18,287 or $0.02019660 per share to the Investor Class and $12,039 or $0.03345609 per share to the Advisor Class. The Genesis PMV Fund paid a short-term capital gain distribution of $86,117 or $0.09511 per share to the Investor Class and $34,225 or $0.09511 per share to the Advisor Class. The Genesis PMV Fund paid a long-term capital gain distribution of $118 or $0.00013 per share to the Investor Class and $47 or $0.00013 per share to the Advisor Class.

Reinhart Funds

Additional Information (Unaudited)
November 30, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-855-774-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.

Reinhart Funds

Privacy Notice

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Reinhart Partners, Inc.
1500 West Market Street, Suite 100
Mequon, WI 53092

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-774-3863.

RH-RPSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    February 7, 2019

By (Signature and Title)*    /s/Ryan L. Roell
Ryan L. Roell, Treasurer

Date    February 7, 2019

* Print the name and title of each signing officer under his or her signature.